22. Borrowings (Details 4) - Covenant	12 Months Ended
Dec. 31, 2018
DisclosureOfFinancialCovenantsLineItems [Line Items]
Company name	Copel GeT
Contract	BNDES Finem nº 820989.1 - Mauá
Financial index	EBITDA / Net financial results
Limit	≥ 1.3
Company name	Copel GeT
Contract	Banco do Brasil nº 21/02000-0 - Mauá
Financial index	EBITDA / Net financial results
Limit	≥ 1.3
Company name	Copel GeT
Contract	3nd issue of Promissory Notes
Financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Company name	Copel DIS
Contract	BNDES Finem nº 14205611
Financial index	Financial indebtedness / adjusted EBITIDA
Limit	≤ 4.0
Company name	Santa Maria
Contract	BNDES Finem nº 14212711
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Santa Helena
Contract	BNDES Finem nº 14212721
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	São Bento Energia, Investimento e Participações
Contract	BNDES Assignment Agreement
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	GE Boa Vista S.A.
Contract	BNDES Finem nº 11211531
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	GE Farol S.A.
Contract	BNDES Finem nº 11211521
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	GE Olho D´Água S.A.
Contract	BNDES Finem nº 11211551
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	GE São Bento do Norte S.A.
Contract	BNDES Finem nº 11211541
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Cutia
Contract	BNDES Finem nº 18204611
Financial index	Debt service coverage ratio
Limit	≥ 1.2
Company name	Costa Oeste
Contract	BNDES Finem nº 14205851 - A
Financial index	Debt service coverage ratio
Limit	≥ 1.3
Company name	Marumbi
Contract	BNDES Finem nº 14205851 - B
Financial index	Debt service coverage ratio
Limit	≥ 1.3